Cover Page Document	Feb. 01, 2023	Jan. 30, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 30, 2023
Entity Registrant Name		C4 THERAPEUTICS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-39567
Entity Tax Identification Number	47-5617627
Entity Address, Address Line One		490 Arsenal Way,
Entity Address, Address Line Two		Suite 120
Entity Address, City or Town		Watertown,
City Area Code		617
Local Phone Number		231-0700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		CCCC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001662579
Amendment Flag		false